COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Commitments	Future minimum lease payments under non-cancelable operating lease agreements are as follows:
2018	$1,061
2019	794
2020	538
2021	470
2022	477
2023 and there after	2,167

$5,507